ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2012 shares	Dec. 31, 2015 USD ($) Item shares	Dec. 31, 2014 USD ($) shares
Uninsured cash bank balance | $		$ 591,000
Number of operating segments | Item		1
Property and equipment estimated useful life		3 years
Antidilutive common share equivalents | shares		13,097,016	13,096,470
Allowance for doubtful accounts | $		$ 135,442	$ 52,338
Minimum [Member]
Intangible assets estimated useful life		5 years
Maximum [Member]
Intangible assets estimated useful life		6 years
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk percentage		10.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration risk percentage		38.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration risk percentage			10.00%
Sales Revenue, Net [Member] | Credit Concentration Risk [Member]
Concentration risk percentage		48.00%
Sales Revenue, Net [Member] | Three Rtb Exchange Service Provider [Member]
Concentration risk percentage		38.00%
Social Reality Llc [Member]
Effective date of business acquisition	Jan. 01, 2012
Social Reality Llc [Member] | Class A and Class B Common Stock [Member]
Shares issued in business acquisition | shares	12,328,767